Received SEC

OCT 27 2015

Washington, DC 20549

NYSE

15008079

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-37387

October 27, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Class A Common Stock, par value $0.001 per share of Associated Capital Group, Inc. under the Exchange Act of 1934.

Sincerely,